Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Staffing 360 Solutions, Inc. (“we,” “us,” “our,” “Staffing 360,” or the “Company”) was incorporated in the State of Nevada on December 22, 2009, as Golden Fork Corporation, which changed its name to Staffing 360 Solutions, Inc., ticker symbol “STAF,” on March 16, 2012. On June 15, 2017, the Company reincorporated in the State of Delaware.

We are a public company in the domestic staffing sector. Our business model is based on finding and acquiring suitable, mature, profitable, operating, U.S.-based staffing companies. Our targeted consolidation model is focused specifically on the accounting and finance, information technology (“IT”), engineering, administration (“Professional”) and light industrial (“Commercial”) disciplines. Our typical acquisition model is based on paying consideration in the form of cash, stock, earn-outs and/or promissory notes. In furthering our business model, we are regularly in discussions and negotiations with various suitable, mature acquisition targets. To date, we have completed ten acquisitions since November 2013. In February 2024, the Company disposed of its UK operations. Accordingly, all of the figures, including share and per share information, except where specifically referenced, have been revised to reflect only the results of continuing operations.

The Company focuses on five strategic verticals that represent sub-segments of the staffing industry. These five strategic pillars, accounting & finance, information technology, engineering, administration, and commercial are the basis for the Company’s sales and revenue generation and its growth acquisition targets.

The Headway business includes EOR (“Employer of Record”) service contracts. EOR projects are typically large volume, long-term providing HR outsourcing of payroll and benefits for a contingent workforce. EOR projects, while priced with lower gross margin percentages than traditional temporary staffing assignments, yield a comparable contribution because of lower costs to deliver these services. A typical contribution for EOR projects would be 80-85% of the gross profit earned, compared to 40-50% for traditional staffing which negates the impact of lower gross margins. This EOR service offering could be easily added to the Company’s other Brands (as defined below), providing for a growth element within the existing client base. The Headway business also brought an active workforce in all 50 states in the US, as well as Puerto Rico and Washington DC. This will provide for potential expansion of accounts for all brands in the group’s portfolio (“Brands”).

The Company has developed a centralized, sales and recruitment hub. The addition of Headway, with its single office, and nationwide coverage for operations, supports and accelerates the Company’s objective of driving efficiencies using technology, deemphasizing bricks and mortar, supporting more efficient and cost-effective service delivery for all Brands.

The Company has a management team with significant operational and M&A experience. The combination of this management experience and the increased opportunity for expansion of its core Brands with EOR services and nationwide expansion, provide for the opportunity of significant organic growth, while plans to continue its business model, finding and acquiring suitable, mature, profitable, operating, U.S. based staffing companies continues.

The Company effected a one-for-ten reverse stock split on June 25, 2024 (the “Reverse Stock Split”). All share and per share information in this Quarterly Report on Form 10-Q, including the condensed consolidated financial statements and related notes thereto, has, where applicable, been retroactively adjusted to reflect the Reverse Stock Split.

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

We are incorporated in the state of Delaware. We are a public company in the domestic staffing sector. Our\business model is based on finding and acquiring suitable, mature, profitable, operating, U.S. -based staffing companies. Our targeted consolidation model is focused specifically on the accounting and finance, information technology (“IT”), engineering, administration (“Professional”) and light industrial (“Commercial”) disciplines. Our typical acquisition model is based on paying consideration in the form of cash, stock, earn-outs and/or promissory notes. In furthering our business model, we are regularly in discussions and negotiations with various suitable, mature acquisition targets. To date, we have completed ten acquisitions since November 2013. In February 2024 the Company disposed of its UK operations accordingly, all of the figures, including share and per share information, except where specifically referenced have been revised to reflect only the results of continuing operations

The Company focuses on five strategic verticals that represent sub-segments of the staffing industry. These five strategic pillars, Accounting & Finance, Information Technology, Engineering, Administration, and Commercial are the basis for the Company’s sales and revenue generation and its growth acquisition targets. The Headway Acquisition (as defined herein) in May 2022 added 12.7% in revenue, or $23.5 million to $184.9 million of revenue delivered in 2022. The non-Headway business showed a reduction in revenue of $17.5 million, principally in the Commercial Staffing Business Stream.

The Headway business included approximately $60 million in EOR (“Employer of Record”) service contracts. EOR projects are typically large volume, long-term providing HR outsourcing of payroll and benefits for a contingent workforce. EOR projects, while priced with lower gross margin percentages than traditional temporary staffing assignments, yield a comparable contribution as a result of lower costs to deliver these services. Typical contribution for EOR projects would be 80-85% of the gross profit earned, compared to 40-50% for traditional staffing which negates the impact of lower gross margins. This EOR service offering could be easily added to the Company’s other Brands, providing for a growth element within the existing client base. The Headway business also brought an active workforce in all 50 states in the US, as well as Puerto Rico and Washington DC. This will provide for potential expansion of accounts for all brands in the group’s portfolio (“Brands”).

The Company has developed a centralized, sales and recruitment hub. The addition of Headway, with its single office, and nationwide coverage for operations, supports and accelerates the Company’s objective of driving efficiencies through the use of technology, deemphasizing bricks and mortar, supporting more efficient and cost-effective service delivery for all Brands.

The Company has a management team with significant operational and M&A experience. The combination of this management experience and the increased opportunity for expansion of its core brands with EOR services and nationwide expansion, provide for the opportunity of significant organic growth, while plans to continue its business model, finding and acquiring suitable, mature, profitable, operating staffing companies continues.